Investment Portfolio - March 31, 2024

(unaudited)

CALLODINE EQUITY INCOME SERIES	SHARES	VALUE

COMMON STOCKS- 98.0%

Consumer Discretionary - 8.0%
Diversified Consumer Services - 2.5%
Perdoceo Education Corp.	125,000	$2,195,000
Textiles, Apparel & Luxury Goods - 5.5%
Wolverine World Wide, Inc.	430,000	4,820,300
Total Consumer Discretionary		7,015,300
Consumer Staples - 10.6%
Household Products - 5.6%
Spectrum Brands Holdings, Inc.	55,000	4,895,550
Tobacco - 5.0%
Altria Group, Inc.	100,000	4,362,000
Total Consumer Staples		9,257,550
Energy - 12.8%
Oil, Gas & Consumable Fuels - 12.8%
Energy Transfer LP	500,000	7,865,000
Shell plc - ADR (Netherlands)	50,000	3,352,000
Total Energy		11,217,000
Financials - 13.6%
Capital Markets - 10.1%
AllianceBernstein Holding LP	36,198	1,257,518
Barings BDC, Inc.	161,139	1,498,593
Blackstone Secured Lending Fund
(BDC)	20,000	623,000
Blue Owl Capital, Inc.	200,000	3,772,000
Sixth Street Specialty Lending, Inc.
(BDC)	80,323	1,721,322
		8,872,433
Financial Services - 3.5%
Apollo Global Management, Inc.	27,500	3,092,375
Total Financials		11,964,808
Health Care - 19.9%
Health Care Equipment & Supplies - 4.2%
Baxter International, Inc.	85,000	3,632,900
Pharmaceuticals - 15.7%
GSK plc - ADR	100,000	4,287,000
Sanofi S.A. - ADR	85,000	4,131,000
	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals (continued)
Viatris, Inc.	450,000	$5,373,000
		13,791,000
Total Health Care		17,423,900
Industrials - 4.8%
Professional Services - 4.8%
SS&C Technologies Holdings, Inc.	65,000	4,184,050
Materials - 6.0%
Chemicals - 3.1%
OCI N.V. (Netherlands)	100,000	2,740,878
Metals & Mining - 2.9%
Teck Resources Ltd. - Class B (Canada)	55,000	2,517,900
Total Materials		5,258,778
Real Estate - 10.9%
Office REITs - 3.4%
Douglas Emmett, Inc.	217,494	3,016,642
Specialized REITs - 7.5%
Gaming and Leisure Properties, Inc.	75,000	3,455,250
National Storage Affiliates Trust	80,000	3,132,800
		6,588,050
Total Real Estate		9,604,692
Utilities - 11.4%
Gas Utilities - 5.6%
UGI Corp.	200,000	4,908,000
Independent Power and Renewable Electricity
Producers - 5.8%
Atlantica Sustainable Infrastructure plc
(Spain)	275,000	5,082,000
Total Utilities		9,990,000
TOTAL COMMON STOCKS
(Identified Cost $78,084,093)		85,916,078

SHORT-TERM INVESTMENT - 3.0%

Dreyfus Government Cash Management,
Institutional Shares, 5.20%[1]
(Identified Cost $2,599,032)	2,599,032	2,599,032

TOTAL INVESTMENTS - 101.0%
(Identified Cost $80,683,125)		88,515,110
LIABILITIES, LESS OTHER ASSETS -
(1.0%)		(878,295)
NET ASSETS - 100%		$87,636,815

ADR - American Depositary Receipt

BDC - Business Development Company, a type of closed-ended investment company regulated under the Investment Company Act of 1940.

REIT - Real Estate Investment Trust

1Rate shown is the current yield as of March 31, 2024.

Investment Portfolio - March 31, 2024

(unaudited)

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of March 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$7,015,300	$7,015,300	$—	$—
Consumer Staples	9,257,550	9,257,550	—	—
Energy	11,217,000	11,217,000	—	—
Financials	11,964,808	11,964,808	—	—
Health Care	17,423,900	17,423,900	—	—
Industrials	4,184,050	4,184,050	—	—
Materials	5,258,778	2,517,900	2,740,878	—
Real Estate	9,604,692	9,604,692	—	—
Utilities	9,990,000	9,990,000	—	—
Short-Term Investment	2,599,032	2,599,032	—	—
Total assets	$88,515,110	$85,774,232	$2,740,878	$—

# Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of December 31, 2023 or March 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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